GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 9,054	Rp 9,110
Telin Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 7,102	Rp 6,090
Telin Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,530	Rp 3,624
NeutraDC Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 2,379	Rp 3,478
TDI
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 2,261	Rp 1,424
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest	55.00%	55.00%
Total assets before elimination	Rp 2,148	Rp 2,120
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,968	Rp 2,187
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,754	Rp 1,621
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 1,450	Rp 1,383
Nuon
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,412	Rp 1,393
Telkomcel
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,297	Rp 1,035
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,014	Rp 1,040
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 859	Rp 876
Admedika
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 747	Rp 702
Digiserve
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 507	Rp 441
UMT
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 430	Rp 366
Telin USA
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 392	Rp 267
SSI.
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%	51.00%
Total assets before elimination	Rp 379	Rp 380
TED
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 304	Rp 451
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 286	Rp 288
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%	51.00%
Total assets before elimination	Rp 261	Rp 277
Metra TV
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 255	Rp 57
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 242	Rp 224
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 210	Rp 357
CIP
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 195	Rp 196
GTS
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 163	Rp 165
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 152	Rp 144
MNDG
Direct/ Indirect subsidiaries
Percentage of ownership interest	55.00%	55.00%
Total assets before elimination	Rp 128	Rp 127
Telin Australia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 58	Rp 52
PCM
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 52	Rp 69
Metraplasa
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 29	Rp 29